Lease Liabilities - Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) $ in Thousands	Sep. 30, 2025 CAD ($)
Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	$ 58,630
Not later than one year [Member]
Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	1,105
Later than one year [Member]
Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	4,854
Later than two years and not later than three years [Member]
Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	4,793
Later than three years and not later than four years [Member]
Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	4,651
Later than four years and not later than five years [Member]
Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	4,959
Later than five years [Member]
Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	$ 38,268